Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue
Total revenue	$ 423,465	$ 774,208	$ 2,065,292	$ 3,008,361
Operating Expenses and Costs
Practice salaries and benefits	142,104	402,366	1,016,543	1,995,127
Other practice operating expenses	99,819	313,976	973,048	1,556,759
Cost of product revenue	9,034	17,816	51,568	96,237
Selling, general and administrative expenses	847,281	629,415	2,035,516	3,038,936
Depreciation and amortization	26,040	28,024	101,871	282,950
Impairment loss				716,000
Total Operating Expenses and Costs	1,124,278	1,391,597	4,178,546	7,686,009
Loss from operations	(700,813)	(617,389)	(2,113,254)	(4,677,648)
Other Income (Expenses)
Gain on extinguishment of debt	1,328,069	42,726	317,982	(178,986)
Loss on change in fair value of debt	(2,180,526)	(49,186)	(618,208)	84,109
Gain on sale of assets			168,722
Gain on change in fair value of derivative financial instruments	32,169	45,038	8,644
Amortization of original issue discounts on notes payable	(87,984)	(405,113)	(828,006)	(1,316,165)
Gain from realization of contingent sale consideration receivable				125,355
Interest expense and other	(12,219)	(67,015)	(216,134)	(168,144)
Total other income (expenses)	(920,491)	(433,550)	(1,167,000)	(1,453,831)
Loss before provision for income taxes	(1,621,304)	(1,050,939)	(3,280,254)	(6,131,479)
Provision for income taxes
Net loss	(1,621,304)	(1,050,939)	(3,280,254)	$ (6,131,479)
Deemed dividend	(36,347)
Net loss to common shareholders	$ (1,657,651)	$ (1,050,939)
Net loss per share, basic and diluted:
Basic (in Dollars per share)	$ (0.56)	$ (0.37)	$ (1.16)	$ (2.18)
Fully diluted (in Dollars per share)	(0.56)	(0.37)	$ (1.16)	$ (2.18)
Net loss to common shareholders per share, basic and diluted:
Basic (in Dollars per share)	(0.57)	(0.37)
Fully diluted (in Dollars per share)	$ (0.57)	$ (0.37)
Weighted average number of common shares:
Basic (in Shares)	2,902,203	2,819,472	2,835,764	2,815,441
Fully diluted (in Shares)	2,902,203	2,819,472	2,835,764	2,815,441
Patient service revenue, net
Revenue
Total revenue	$ 418,613	$ 752,015	$ 2,002,548	$ 2,872,177
Subscription revenue
Revenue
Total revenue	3,494	9,584	22,623	32,425
Product revenue
Revenue
Total revenue	$ 1,358	$ 12,609	$ 40,121	$ 103,759